Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Local Currency Central Fund
March 31, 2024
MDL-NPRT1-0524
1.9899758.103
U.S. Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 5.32% 5/16/24 (b) (Cost $1,390,935)	1,400,000	1,390,849

Foreign Government and Government Agency Obligations - 82.6%
		Principal Amount (a)	Value ($)
Brazil - 9.9%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 9.892% to 13.1648% 7/1/24 to 7/1/27	BRL	68,350,000	11,386,301
Brazilian Federative Republic:
10% 1/1/25	BRL	13,250,000	2,641,331
10% 1/1/27	BRL	30,750,000	6,104,179
10% 1/1/29	BRL	18,500,000	3,605,303
10% 1/1/31	BRL	14,500,000	2,772,625
10% 1/1/33	BRL	9,150,000	1,730,487
10% 1/1/35	BRL	3,750,000	700,589
TOTAL BRAZIL			28,940,815
Chile - 1.4%
Chilean Republic:
2.5% 3/1/25	CLP	1,000,000,000	992,933
4.5% 3/1/26	CLP	220,000,000	219,966
4.7% 9/1/30 (Reg. S) (c)	CLP	1,050,000,000	1,010,699
5% 3/1/35	CLP	580,000,000	549,131
6% 4/1/33 (Reg. S) (c)	CLP	1,050,000,000	1,085,824
6% 1/1/43	CLP	225,000,000	238,426
TOTAL CHILE			4,096,979
China - 4.8%
Peoples Republic of China:
2.68% 5/21/30	CNY	34,500,000	4,862,243
2.88% 2/25/33	CNY	19,750,000	2,836,841
2.91% 10/14/28	CNY	9,000,000	1,281,554
3.12% 10/25/52	CNY	15,750,000	2,393,712
3.81% 9/14/50	CNY	16,550,000	2,795,555
TOTAL CHINA			14,169,905
Colombia - 4.3%
Colombian Republic:
5.75% 11/3/27	COP	3,350,000,000	772,444
6% 4/28/28	COP	1,000,000,000	229,503
7% 6/30/32	COP	18,800,000,000	4,059,796
7.25% 10/18/34	COP	8,000,000,000	1,681,004
7.25% 10/26/50	COP	1,650,000,000	299,146
7.5% 8/26/26	COP	12,750,000,000	3,181,628
9.25% 5/28/42	COP	10,125,000,000	2,304,867
TOTAL COLOMBIA			12,528,388
Czech Republic - 4.6%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	64,250,000	2,315,746
1.2% 3/13/31	CZK	108,630,000	3,893,091
1.5% 4/24/40	CZK	26,000,000	773,933
1.95% 7/30/37	CZK	28,000,000	932,661
2% 10/13/33	CZK	103,250,000	3,716,460
2.4% 9/17/25	CZK	29,250,000	1,221,252
2.75% 7/23/29	CZK	17,500,000	709,283
TOTAL CZECH REPUBLIC			13,562,426
Dominican Republic - 0.1%
Dominican Republic 13.625% 2/3/33 (c)	DOP	17,000,000	346,855
Egypt - 0.0%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	7,000,000	103,549
16.1% 5/7/29	EGP	2,500,000	35,126
TOTAL EGYPT			138,675
Hungary - 2.7%
Hungarian Republic:
2.25% 4/20/33	HUF	350,000,000	676,815
2.25% 6/22/34	HUF	125,000,000	233,324
2.5% 10/24/24	HUF	275,000,000	734,932
2.75% 12/22/26	HUF	1,167,000,000	2,890,240
3% 10/27/38	HUF	310,000,000	562,458
3.25% 10/22/31	HUF	572,500,000	1,255,898
6.75% 10/22/28	HUF	583,000,000	1,597,986
TOTAL HUNGARY			7,951,653
Indonesia - 9.0%
Indonesian Republic:
5.125% 4/15/27	IDR	11,000,000,000	668,325
6.375% 4/15/32	IDR	93,500,000,000	5,791,044
6.5% 6/15/25	IDR	15,750,000,000	993,149
6.5% 2/15/31	IDR	49,500,000,000	3,098,628
7.125% 6/15/38	IDR	12,500,000,000	805,105
7.125% 6/15/42	IDR	7,500,000,000	481,741
7.125% 6/15/43	IDR	35,100,000,000	2,257,615
7.5% 8/15/32	IDR	8,000,000,000	529,801
7.5% 4/15/40	IDR	32,700,000,000	2,173,813
8.125% 5/15/24	IDR	34,200,000,000	2,160,500
8.25% 5/15/29	IDR	35,500,000,000	2,399,133
8.25% 5/15/36	IDR	250,000,000	17,622
8.375% 9/15/26	IDR	18,400,000,000	1,209,719
8.375% 3/15/34	IDR	33,300,000,000	2,350,008
8.375% 4/15/39	IDR	19,750,000,000	1,413,828
TOTAL INDONESIA			26,350,031
Kazakhstan - 0.1%
Kazakhstan Republic 10.5% 8/4/26	KZT	90,000,000	196,798
Malaysia - 9.5%
Malaysian Government:
3.519% 4/20/28	MYR	28,000,000	5,899,227
3.582% 7/15/32	MYR	12,250,000	2,540,587
3.757% 5/22/40	MYR	5,500,000	1,126,262
3.828% 7/5/34	MYR	3,650,000	768,482
3.882% 3/14/25	MYR	6,000,000	1,273,083
3.885% 8/15/29	MYR	14,925,000	3,189,655
3.906% 7/15/26	MYR	16,500,000	3,521,894
4.065% 6/15/50	MYR	7,250,000	1,497,884
4.457% 3/31/53	MYR	3,250,000	718,392
4.504% 4/30/29	MYR	6,500,000	1,428,407
4.642% 11/7/33	MYR	3,000,000	673,108
4.696% 10/15/42	MYR	1,550,000	353,818
4.736% 3/15/46	MYR	3,250,000	740,558
4.762% 4/7/37	MYR	11,000,000	2,510,733
4.893% 6/8/38	MYR	6,750,000	1,565,064
TOTAL MALAYSIA			27,807,154
Mexico - 10.6%
United Mexican States:
5.75% 3/5/26	MXN	132,750,000	7,387,550
7.5% 6/3/27	MXN	26,250,000	1,494,373
7.75% 11/23/34	MXN	66,250,000	3,569,757
7.75% 11/13/42	MXN	78,500,000	4,016,606
8% 9/5/24	MXN	83,250,000	4,940,366
8% 7/31/53	MXN	36,500,000	1,878,912
8.5% 5/31/29	MXN	130,500,000	7,609,458
TOTAL MEXICO			30,897,022
Paraguay - 0.2%
Republic of Paraguay 7.9% 2/9/31 (c)	PYG	5,000,000,000	697,069
Peru - 2.2%
Peruvian Republic:
5.35% 8/12/40	PEN	1,850,000	399,328
5.4% 8/12/34(Reg. S)	PEN	4,100,000	949,770
5.94% 2/12/29	PEN	3,750,000	1,002,536
6.15% 8/12/32	PEN	2,500,000	630,490
6.35% 8/12/28	PEN	7,325,000	2,016,546
6.9% 8/12/37	PEN	1,000,000	256,140
6.95% 8/12/31	PEN	1,750,000	471,418
7.3% 8/12/33(Reg. S) (c)	PEN	2,750,000	742,802
TOTAL PERU			6,469,030
Philippines - 0.1%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	166,759
Poland - 4.7%
Polish Government:
1.25% 10/25/30	PLN	6,050,000	1,177,950
1.75% 4/25/32	PLN	15,500,000	2,968,372
2.5% 7/25/27	PLN	9,500,000	2,185,787
2.75% 4/25/28	PLN	10,500,000	2,392,369
2.75% 10/25/29	PLN	10,950,000	2,411,396
6% 10/25/33	PLN	10,500,000	2,730,452
TOTAL POLAND			13,866,326
Romania - 4.7%
Romanian Republic:
3.25% 6/24/26	RON	21,750,000	4,466,791
3.65% 9/24/31	RON	13,750,000	2,501,650
4.25% 4/28/36	RON	2,000,000	351,468
4.75% 10/11/34	RON	2,000,000	375,831
5% 2/12/29	RON	24,150,000	4,964,947
5.8% 7/26/27	RON	3,250,000	696,710
6.7% 2/25/32	RON	1,250,000	273,907
TOTAL ROMANIA			13,631,304
South Africa - 7.8%
South African Republic:
6.25% 3/31/36	ZAR	45,500,000	1,490,191
6.5% 2/28/41	ZAR	35,750,000	1,073,538
7% 2/28/31	ZAR	101,250,000	4,298,381
8% 1/31/30	ZAR	168,000,000	7,863,915
8.5% 1/31/37	ZAR	55,000,000	2,138,002
8.75% 2/28/48	ZAR	78,250,000	2,857,168
8.875% 2/28/35	ZAR	71,000,000	2,982,544
TOTAL SOUTH AFRICA			22,703,739
Thailand - 4.7%
Kingdom of Thailand:
1.585% 12/17/35	THB	58,000,000	1,424,793
1.6% 6/17/35	THB	112,250,000	2,783,012
2% 6/17/42	THB	97,500,000	2,348,713
2.875% 6/17/46	THB	9,200,000	242,777
3.3% 6/17/38	THB	119,000,000	3,460,691
3.45% 6/17/43	THB	65,000,000	1,894,214
3.775% 6/25/32	THB	51,500,000	1,550,648
TOTAL THAILAND			13,704,848
Turkey - 0.4%
Turkish Republic:
17.3% 7/19/28	TRY	25,000,000	594,060
17.8% 7/13/33	TRY	18,000,000	429,254
TOTAL TURKEY			1,023,314
Uruguay - 0.8%
Uruguay Republic:
8.25% 5/21/31	UYU	6,500,000	165,347
8.5% 3/15/28 (Reg. S)	UYU	74,825,000	1,955,100
9.75% 7/20/33	UYU	3,680,820	102,579
TOTAL URUGUAY			2,223,026
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $239,673,298)			241,472,116

Supranational Obligations - 0.5%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	19,400,000	333,917
Inter-American Development Bank:
5.1% 11/17/26	IDR	5,000,000,000	307,789
5.7% 11/12/24	INR	20,000,000	237,649
International Bank for Reconstruction & Development 7.05% 7/22/29	INR	60,000,000	721,854
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,752,792)			1,601,209

Money Market Funds - 14.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $41,956,902)	41,948,512	41,956,902

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $284,773,927)	286,421,076
NET OTHER ASSETS (LIABILITIES) - 2.0%	5,730,275
NET ASSETS - 100.0%	292,151,351

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	907,394	MXN	15,132,592	State Street Bank and Trust Co	4/01/24	(2,864)
USD	743,818	ZAR	14,084,233	State Street Bank and Trust Co	4/02/24	194
BRL	3,579,000	USD	714,314	BNP Paribas S.A.	5/16/24	(3,747)
BRL	3,679,000	USD	730,323	Citibank, N. A.	5/16/24	98
CLP	822,837,000	USD	850,478	BNP Paribas S.A.	5/16/24	(11,743)
CLP	322,469,000	USD	325,135	Bank of America, N.A.	5/16/24	3,564
CLP	721,822,000	USD	763,995	Bank of America, N.A.	5/16/24	(28,227)
CNY	2,434,000	USD	340,896	Bank of America, N.A.	5/16/24	(2,524)
CNY	89,162,000	USD	12,550,957	Goldman Sachs Bank USA	5/16/24	(155,731)
COP	3,491,800,000	USD	870,122	Bank of America, N.A.	5/16/24	26,436
COP	2,583,400,000	USD	660,885	Citibank, N. A.	5/16/24	2,431
CZK	71,112,000	USD	3,037,783	Bank of America, N.A.	5/16/24	(6,255)
CZK	9,625,000	USD	411,076	Bank of America, N.A.	5/16/24	(759)
CZK	26,559,000	USD	1,150,432	Goldman Sachs Bank USA	5/16/24	(18,213)
CZK	16,603,000	USD	718,399	Goldman Sachs Bank USA	5/16/24	(10,608)
HUF	568,236,000	USD	1,556,325	BNP Paribas S.A.	5/16/24	(4,001)
HUF	107,796,000	USD	298,589	Bank of America, N.A.	5/16/24	(4,109)
HUF	221,939,000	USD	607,857	JPMorgan Chase Bank, N.A.	5/16/24	(1,557)
IDR	45,217,300,000	USD	2,886,702	Citibank, N. A.	5/16/24	(38,419)
INR	347,819,000	USD	4,184,792	Citibank, N. A.	5/16/24	(18,454)
KRW	978,000,000	USD	733,243	Citibank, N. A.	5/16/24	(6,872)
MXN	9,810,000	USD	582,262	BNP Paribas S.A.	5/16/24	3,684
MXN	14,653,000	USD	872,430	State Street Bank and Trust Co	5/16/24	2,785
MYR	3,617,000	USD	765,827	Goldman Sachs Bank USA	5/16/24	611
PEN	5,226,000	USD	1,418,297	Bank of America, N.A.	5/16/24	(14,650)
PLN	3,361,000	USD	842,048	Goldman Sachs Bank USA	5/16/24	(947)
PLN	5,829,000	USD	1,466,258	Royal Bank of Canada	5/16/24	(7,533)
PLN	18,207,000	USD	4,581,213	State Street Bank and Trust Co	5/16/24	(24,857)
PLN	16,951,000	USD	4,273,170	State Street Bank and Trust Co	5/16/24	(31,132)
RON	2,440,000	USD	531,961	Bank of America, N.A.	5/16/24	(2,686)
RON	2,656,000	USD	584,335	Citibank, N. A.	5/16/24	(8,206)
THB	501,024,000	USD	14,013,285	JPMorgan Chase Bank, N.A.	5/16/24	(224,722)
THB	57,038,000	USD	1,576,942	JPMorgan Chase Bank, N.A.	5/16/24	(7,213)
THB	30,338,000	USD	834,608	JPMorgan Chase Bank, N.A.	5/16/24	317
TRY	129,568,000	USD	3,814,176	Bank of America, N.A.	5/16/24	(16,281)
TRY	23,601,000	USD	696,448	Citibank, N. A.	5/16/24	(4,656)
TWD	23,144,000	USD	728,371	JPMorgan Chase Bank, N.A.	5/16/24	(1,378)
USD	164,046	BRL	824,000	BNP Paribas S.A.	5/16/24	451
USD	838,253	BRL	4,203,000	Royal Bank of Canada	5/16/24	3,798
USD	764,493	CLP	743,546,000	BNP Paribas S.A.	5/16/24	6,582
USD	1,014,982	CNY	7,215,000	Citibank, N. A.	5/16/24	11,959
USD	399,605	CNY	2,836,000	Goldman Sachs Bank USA	5/16/24	5,347
USD	695,439	CNY	4,955,000	JPMorgan Chase Bank, N.A.	5/16/24	6,599
USD	796,766	COP	3,128,900,000	Citibank, N. A.	5/16/24	(6,614)
USD	1,466,135	HUF	535,286,000	Goldman Sachs Bank USA	5/16/24	3,824
USD	356,667	HUF	130,527,000	HSBC Bank	5/16/24	90
USD	747,201	IDR	11,774,400,000	BNP Paribas S.A.	5/16/24	5,520
USD	592,741	IDR	9,328,200,000	BNP Paribas S.A.	5/16/24	5,148
USD	434,010	IDR	6,882,100,000	State Street Bank and Trust Co	5/16/24	500
USD	1,450,556	INR	121,368,000	Citibank, N. A.	5/16/24	(3,247)
USD	741,358	KRW	978,000,000	Royal Bank of Canada	5/16/24	14,987
USD	658,128	MXN	11,413,000	Citibank, N. A.	5/16/24	(23,564)
USD	461,438	MXN	7,964,000	Goldman Sachs Bank USA	5/16/24	(14,247)
USD	812,202	MXN	13,587,000	Goldman Sachs Bank USA	5/16/24	658
USD	298,284	MXN	5,086,000	JPMorgan Chase Bank, N.A.	5/16/24	(5,500)
USD	282,205	MYR	1,344,000	Goldman Sachs Bank USA	5/16/24	(2,587)
USD	1,372,934	PEN	5,226,000	BNP Paribas S.A.	5/16/24	(30,713)
USD	749,893	PEN	2,801,000	BNP Paribas S.A.	5/16/24	(2,426)
USD	1,363,261	PLN	5,451,000	Citibank, N. A.	5/16/24	(868)
USD	1,067,643	PLN	4,262,000	Goldman Sachs Bank USA	5/16/24	1,065
USD	1,517,612	PLN	5,985,000	JPMorgan Chase Bank, N.A.	5/16/24	19,848
USD	692,034	THB	24,853,000	JPMorgan Chase Bank, N.A.	5/16/24	8,060
USD	567,752	THB	20,295,000	JPMorgan Chase Bank, N.A.	5/16/24	9,218
USD	751,857	TRY	25,922,000	Goldman Sachs Bank USA	5/16/24	(7,968)
USD	743,445	TRY	25,882,000	Goldman Sachs Bank USA	5/16/24	(15,208)
USD	736,601	TWD	23,144,000	Citibank, N. A.	5/16/24	9,608
USD	1,122,724	ZAR	21,242,000	Canadian Imperial Bk. of Comm.	5/16/24	5,185
USD	578,291	ZAR	11,132,000	Citibank, N. A.	5/16/24	(7,362)
USD	670,029	ZAR	12,799,000	Goldman Sachs Bank USA	5/16/24	(3,325)
USD	342,243	ZAR	6,437,000	State Street Bank and Trust Co	5/16/24	3,593
ZAR	14,796,000	USD	760,704	Canadian Imperial Bk. of Comm.	5/16/24	17,712
ZAR	11,413,000	USD	600,325	HSBC Bank	5/16/24	112
ZAR	24,015,000	USD	1,243,296	Royal Bank of Canada	5/16/24	20,129
ZAR	12,799,000	USD	673,501	State Street Bank and Trust Co	5/16/24	(147)
EGP	35,580,000	USD	638,206	Goldman Sachs Bank USA	3/13/25	73,857

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(508,150)
Unrealized Appreciation						273,970
Unrealized Depreciation						(782,120)

Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KRW	-	Korean won
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
PYG	-	Paraguay Guarani
RON	-	Romanian leu (new)
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $52,356.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,883,249 or 1.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	40,241,620	26,533,771	24,818,489	533,696	-	-	41,956,902	0.1%
Total	40,241,620	26,533,771	24,818,489	533,696	-	-	41,956,902

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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